UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22626

SALIENT MIDSTREAM & MLP FUND

(Exact name of registrant as specified in charter)

4265 San Felipe, 8th Floor

Houston, TX 77027

(Address of principal executive offices) (Zip code)

Gregory A. Reid, Principal Executive Officer Salient Midstream & MLP fund 4265 San Felipe, 8th Floor Houston, TX 77027 (Name and address of agent for service)	With a Copy To: George J. Zornada K&L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231

Registrant’s Telephone Number, including Area Code: (713) 993-4001

Date of fiscal year end: November 30

Date of reporting period: July 1, 2018 – June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Proxy Voting Record.

Salient Midstream & MLP Fund

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	For or Against Management
THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-Aug-2018	To approve the adoption of an amendment to The Williams Companies, Inc. (“WMB”) certificate of incorporation (the “Charter Amendment”) to increase the number of authorized shares of capital stock from 990,000,000 shares to 1,500,000,000 shares, consisting of 1,470,000,000 shares of WMB common stock, par value $1.00 per share, and 30,000,000 shares of WMB preferred stock, par value $1.00 per share (the “Charter Amendment Proposal”).	Management	Voted	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-Aug-2018	To approve, subject to and conditioned upon the effectiveness of the Charter Amendment, the issuance of WMB common stock pursuant to the Agreement and Plan of Merger, dated as of May 16, 2018 (the “Stock Issuance Proposal”).	Management	Voted	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-Aug-2018	To approve the adjournment of the special meeting from time to time, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the Charter Amendment Proposal or the Stock Issuance Proposal.	Management	Voted	F	F

GOLAR LNG PARTNERS LP	GMLP	Y2745C102	26-Sep-2018	To elect Paul Leand as a Class III Director of the Partnership whose term will expire at the 2021 Annual Meeting of Limited Partners.	Management	Confirmed	F	F

GOLAR LNG PARTNERS LP	GMLP	Y2745C102	26-Sep-2018	To elect Jeremy Kramer as a Class III Director of the Partnership whose term will expire at the 2021 Annual Meeting of Limited Partners.	Management	Confirmed	F	F

ENERGY TRANSFER PARTNERS, L.P.	ETP	29278N103	18-Oct-2018	To consider and vote on a proposal to adopt the Agreement and Plan of Merger, dated as of August 1, 2018 (as may be amended from time to time, the “merger agreement”), by and among Energy Transfer Equity, L.P. (“ETE”), LE GP, LLC, the general partner of ETE, Streamline Merger Sub, LLC, a wholly owned subsidiary of ETE (“ETE Merger Sub”), Energy Transfer Partners, L.P. (“ETP”) and Energy Transfer Partners, L.L.C., as the general partner of Energy Transfer Partners GP, L.P., the general partner of ETP, and the transactions contemplated thereby.	Management	Voted	F	F

ENERGY TRANSFER PARTNERS, L.P.	ETP	29278N103	18-Oct-2018	To consider and vote on a proposal to approve the adjournment of the special meeting, if necessary, to solicit additional proxies if there are not sufficient votes to adopt the merger agreement and the transactions contemplated thereby at the time of the special meeting.	Management	Voted	F	F

ENBRIDGE ENERGY MANAGEMENT, L.L.C.	EEQ	29250X103	17-Dec-2018	To approve the Agreement and Plan of Merger, dated as of September 17, 2018 (as it may be amended from time to time, the “EEQ merger agreement”), entered into by and among Enbridge Energy Management, L.L.C. (“EEQ”), Enbridge Inc. (“Enbridge”), Winter Acquisition Sub I, Inc. (“Merger Sub”) and, solely for purposes of Article I, Section 2.4 and Article X therein, Enbridge Energy Company, Inc. (the “General Partner”) (the “EEQ Merger Proposal”).	Management	Voted	F	F

ENBRIDGE ENERGY MANAGEMENT, L.L.C.	EEQ	29250X103	17-Dec-2018	To waive Section 9.01(a)(v) of the Amended and Restated Limited Liability Company Agreement of EEQ, dated as of October 17, 2002, as amended (the “EEQ LLC Agreement”), in connection with the merger provided for in the EEQ merger agreement (the “Waiver Proposal”).	Management	Voted	F	F

ENBRIDGE ENERGY MANAGEMENT, L.L.C.	EEQ	29250X103	17-Dec-2018	To adopt an amendment to the EEQ LLC Agreement (a form of which is attached as Exhibit A to the EEQ merger agreement) to increase certain voting rights to which the record holders of all of the outstanding listed shares of EEQ are entitled (the “EEQ LLC Agreement Amendment Proposal”).	Management	Voted	F	F

ENBRIDGE ENERGY MANAGEMENT, L.L.C.	EEQ	29250X103	17-Dec-2018	To approve the adjournment of the special meeting from time to time, if necessary to solicit additional proxies if there are not sufficient votes to approve the EEQ Merger Proposal, the Waiver Proposal or the EEQ LLC Agreement Amendment Proposal, at the time of the special meeting.	Management	Voted	F	F

ENBRIDGE ENERGY MANAGEMENT, L.L.C.	EEQ	29250X103	17-Dec-2018	To approve the Agreement and Plan of Merger, entered into by and among Enbridge Energy Partners, L.P. (“EEP”), the General Partner, EEQ, Enbridge, Enbridge (U.S.) Inc., Winter Acquisition Sub II, LLC and, solely for purposes of Article I, Article II and Article XI therein, Enbridge US Holdings Inc., in order to determine how the EEP i-units will be voted at the special meeting in which the EEP unitholders will vote on the EEP merger agreement (the “EEP special meeting”) on the proposal to approve the EEP merger agreement.	Management	Voted	F	F

ENBRIDGE ENERGY MANAGEMENT, L.L.C.	EEQ	29250X103	17-Dec-2018	To approve the adjournment of the EEP special meeting from time to time, if necessary to solicit additional proxies if there are not sufficient votes to approve the EEP merger agreement at the time of the EEP special meeting, in order to determine how the EEP i-units will be voted at the EEP special meeting on the proposal to approve the EEP merger agreement.	Management	Voted	F	F

ARCHROCK, INC.	AROC	03957W106	24-Apr-2019	DIRECTOR Anne-Marie N. Ainsworth	Management	Delivered	F	F

ARCHROCK, INC.	AROC	03957W106	24-Apr-2019	DIRECTOR Wendell R. Brooks	Management	Delivered	F	F

ARCHROCK, INC.	AROC	03957W106	24-Apr-2019	DIRECTOR D. Bradley Childers	Management	Delivered	F	F

ARCHROCK, INC.	AROC	03957W106	24-Apr-2019	DIRECTOR Gordon T. Hall	Management	Delivered	F	F

ARCHROCK, INC.	AROC	03957W106	24-Apr-2019	DIRECTOR Frances Powell Hawes	Management	Delivered	F	F

ARCHROCK, INC.	AROC	03957W106	24-Apr-2019	DIRECTOR J.W.G. Honeybourne	Management	Delivered	F	F

ARCHROCK, INC.	AROC	03957W106	24-Apr-2019	DIRECTOR James H. Lytal	Management	Delivered	F	F

ARCHROCK, INC.	AROC	03957W106	24-Apr-2019	DIRECTOR Edmund P. Segner, III	Management	Delivered	F	F

ARCHROCK, INC.	AROC	03957W106	24-Apr-2019	Ratification of the appointment of Deloitte & Touche LLP as Archrock, Inc.’s independent public accounting firm for fiscal year 2019	Management	Delivered	F	F

ARCHROCK, INC.	AROC	03957W106	24-Apr-2019	Advisory, non-binding vote to approve the compensation provided to our Named Executive Officers for 2018	Management	Delivered	F	F

TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	DIRECTOR STÉPHAN CRÉTIER	Management	Delivered	F	F

TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	DIRECTOR RUSSELL K. GIRLING	Management	Delivered	F	F

TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	DIRECTOR S. BARRY JACKSON	Management	Delivered	F	F

TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	DIRECTOR RANDY LIMBACHER	Management	Delivered	F	F

TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	DIRECTOR JOHN E. LOWE	Management	Delivered	F	F

TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	DIRECTOR UNA POWER	Management	Delivered	F	F

TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	DIRECTOR MARY PAT SALOMONE	Management	Delivered	F	F

TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	DIRECTOR INDIRA V. SAMARASEKERA	Management	Delivered	F	F

TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	DIRECTOR D. MICHAEL G. STEWART	Management	Delivered	F	F

TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	DIRECTOR SIIM A. VANASELJA	Management	Delivered	F	F

TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	DIRECTOR THIERRY VANDAL	Management	Delivered	F	F

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	For or Against Management
TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	DIRECTOR STEVEN W. WILLIAMS	Management	Delivered	F	F

TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	RESOLUTION TO APPOINT KPMG LLP, CHARTERED PROFESSIONAL ACCOUNTANTS AS AUDITORS AND AUTHORIZE THE DIRECTORS TO FIX THEIR REMUNERATION.	Management	Delivered	F	F

TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	RESOLUTION TO ACCEPT TRANSCANADA’S APPROACH TO EXECUTIVE COMPENSATION, AS DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR.	Management	Delivered	F	F

TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	SPECIAL RESOLUTION, AS DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR, TO APPROVE AN AMENDMENT TO THE ARTICLES OF TRANSCANADA, CHANGING THE CORPORATION’S NAME TO: TC ENERGY CORPORATION CORPORATION TC ÉNERGIE	Management	Delivered	F	F

TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	RESOLUTION TO CONTINUE AND APPROVE MINOR AMENDMENTS TO THE AMENDED AND RESTATED SHAREHOLDER RIGHTS PLAN, AS DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR.	Management	Delivered	F	F

TRANSCANADA CORPORATION	TRP	89353D107	03-May-2019	RESOLUTION TO CONSIDER THE SHAREHOLDER PROPOSAL ABOUT INDIGENOUS RELATIONS DISCLOSURE, AS SET FORTH IN SCHEDULE A OF THE MANAGEMENT INFORMATION CIRCULAR.	Management	Delivered	N	F

ENBRIDGE INC.	ENB	29250N105	08-May-2019	Election of Director: Pamela L. Carter	Management	Delivered	F	F

ENBRIDGE INC.	ENB	29250N105	08-May-2019	Election of Director: Marcel R. Coutu	Management	Delivered	F	F

ENBRIDGE INC.	ENB	29250N105	08-May-2019	Election of Director: Susan M. Cunningham	Management	Delivered	F	F

ENBRIDGE INC.	ENB	29250N105	08-May-2019	Election of Director: Gregory L. Ebel	Management	Delivered	F	F

ENBRIDGE INC.	ENB	29250N105	08-May-2019	Election of Director: J. Herb England	Management	Delivered	F	F

ENBRIDGE INC.	ENB	29250N105	08-May-2019	Election of Director: Charles W. Fischer	Management	Delivered	F	F

ENBRIDGE INC.	ENB	29250N105	08-May-2019	Election of Director: V. Maureen Kempston Darkes	Management	Delivered	F	F

ENBRIDGE INC.	ENB	29250N105	08-May-2019	Election of Director: Teresa S. Madden	Management	Delivered	F	F

ENBRIDGE INC.	ENB	29250N105	08-May-2019	Election of Director: Al Monaco	Management	Delivered	F	F

ENBRIDGE INC.	ENB	29250N105	08-May-2019	Election of Director: Michael E.J. Phelps	Management	Delivered	F	F

ENBRIDGE INC.	ENB	29250N105	08-May-2019	Election of Director: Dan C. Tutcher	Management	Delivered	F	F

ENBRIDGE INC.	ENB	29250N105	08-May-2019	Election of Director: Catherine L. Williams	Management	Delivered	F	F

ENBRIDGE INC.	ENB	29250N105	08-May-2019	Appoint the auditors: Appoint PricewaterhouseCoopers LLP as auditors at remuneration to be fixed by the Board of Directors.	Management	Delivered	F	F

ENBRIDGE INC.	ENB	29250N105	08-May-2019	Approve the Enbridge Inc. 2019 Long Term Incentive Plan and ratify the grants of stock options thereunder.	Management	Delivered	F	F

ENBRIDGE INC.	ENB	29250N105	08-May-2019	Advisory vote to approve compensation of Named Executive Officers.	Management	Delivered	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-May-2019	Election of Director: Alan S. Armstrong	Management	Delivered	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-May-2019	Election of Director: Stephen W. Bergstrom	Management	Delivered	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-May-2019	Election of Director: Nancy K. Buese	Management	Delivered	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-May-2019	Election of Director: Stephen I. Chazen	Management	Delivered	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-May-2019	Election of Director: Charles I. Cogut	Management	Delivered	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-May-2019	Election of Director: Kathleen B. Cooper	Management	Delivered	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-May-2019	Election of Director: Michael A. Creel	Management	Delivered	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-May-2019	Election of Director: Vicki L. Fuller	Management	Delivered	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-May-2019	Election of Director: Peter A. Ragauss	Management	Delivered	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-May-2019	Election of Director: Scott D. Sheffield	Management	Delivered	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-May-2019	Election of Director: Murray D. Smith	Management	Delivered	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-May-2019	Election of Director: William H. Spence	Management	Delivered	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-May-2019	Ratification of Ernst & Young LLP as auditors for 2019.	Management	Delivered	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	09-May-2019	Approval, by nonbinding advisory vote, of the Company’s executive compensation.	Management	Delivered	F	F

GASLOG PARTNERS LP	GLOP	Y2687W108	10-May-2019	To elect Robert B. Allardice III as class I Director to serve for three-year term until the 2022 annual meeting or until his successor has been elected or appointed.	Management	Confirmed	F	F

GASLOG PARTNERS LP	GLOP	Y2687W108	10-May-2019	To ratify the appointment of Deloitte LLP as our independent auditors for the fiscal year ending December 31, 2019.	Management	Confirmed	F	F

PLAINS GP HOLDINGS, L.P.	PAGP	72651A207	15-May-2019	DIRECTOR Victor Burk	Management	Delivered	F	F

PLAINS GP HOLDINGS, L.P.	PAGP	72651A207	15-May-2019	DIRECTOR Gary R. Petersen	Management	Delivered	F	F

PLAINS GP HOLDINGS, L.P.	PAGP	72651A207	15-May-2019	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2019.	Management	Delivered	F	F

PLAINS GP HOLDINGS, L.P.	PAGP	72651A207	15-May-2019	The approval, on a non-binding advisory basis, of our named executive officer compensation.	Management	Delivered	N	N

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	15-May-2019	Election of Director: Amanda Brock	Management	Delivered	F	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	15-May-2019	Election of Director: Norman H. Brown, Jr.	Management	Delivered	F	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	15-May-2019	Election of Director: Christopher Frost	Management	Delivered	F	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	15-May-2019	Election of Director: Maria Jelescu-Dreyfus	Management	Delivered	F	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	15-May-2019	Election of Director: Ronald Kirk	Management	Delivered	F	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	15-May-2019	Election of Director: H.E. (Jack) Lentz	Management	Delivered	F	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	15-May-2019	Election of Director: Ouma Sananikone	Management	Delivered	F	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	15-May-2019	The ratification of the selection of KPMG LLP as our independent auditor for the fiscal year ending December 31, 2019.	Management	Delivered	F	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	15-May-2019	The approval, on an advisory basis, of executive compensation.	Management	Delivered	F	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	15-May-2019	The approval of Amendment No. 1 to our 2016 Omnibus Employee Incentive Plan.	Management	Delivered	F	F

SEMGROUP CORPORATION	SEMG	81663A105	15-May-2019	DIRECTOR Ronald A. Ballschmiede	Management	Delivered	F	F

SEMGROUP CORPORATION	SEMG	81663A105	15-May-2019	DIRECTOR Sarah M. Barpoulis	Management	Delivered	F	F

SEMGROUP CORPORATION	SEMG	81663A105	15-May-2019	DIRECTOR Carlin G. Conner	Management	Delivered	F	F

SEMGROUP CORPORATION	SEMG	81663A105	15-May-2019	DIRECTOR Karl F. Kurz	Management	Delivered	F	F

SEMGROUP CORPORATION	SEMG	81663A105	15-May-2019	DIRECTOR James H. Lytal	Management	Delivered	F	F

SEMGROUP CORPORATION	SEMG	81663A105	15-May-2019	DIRECTOR William J. McAdam	Management	Delivered	F	F

SEMGROUP CORPORATION	SEMG	81663A105	15-May-2019	DIRECTOR Thomas R. McDaniel	Management	Delivered	F	F

SEMGROUP CORPORATION	SEMG	81663A105	15-May-2019	To approve, on a non-binding advisory basis, the compensation of the company’s named executive officers.	Management	Delivered	F	F

SEMGROUP CORPORATION	SEMG	81663A105	15-May-2019	Ratification of Grant Thornton LLP as independent registered public accounting firm for 2019.	Management	Delivered	F	F

SEMGROUP CORPORATION	SEMG	81663A105	15-May-2019	To approve the SemGroup Corporation Equity Incentive Plan, as Amended and Restated, to increase the number of shares available for issuance under the plan by 3,600,000 shares and make certain other changes to the terms of the plan as described in Proposal 4 of the Proxy Statement.	Management	Delivered	F	F

ONEOK, INC.	OKE	682680103	22-May-2019	Election of director: Brian L. Derksen	Management	Delivered	F	F

ONEOK, INC.	OKE	682680103	22-May-2019	Election of director: Julie H. Edwards	Management	Delivered	F	F

ONEOK, INC.	OKE	682680103	22-May-2019	Election of director: John W. Gibson	Management	Delivered	F	F

ONEOK, INC.	OKE	682680103	22-May-2019	Election of director: Mark W. Helderman	Management	Delivered	F	F

ONEOK, INC.	OKE	682680103	22-May-2019	Election of director: Randall J. Larson	Management	Delivered	F	F

ONEOK, INC.	OKE	682680103	22-May-2019	Election of director: Steven J. Malcolm	Management	Delivered	F	F

ONEOK, INC.	OKE	682680103	22-May-2019	Election of director: Jim W. Mogg	Management	Delivered	F	F

ONEOK, INC.	OKE	682680103	22-May-2019	Election of director: Pattye L. Moore	Management	Delivered	F	F

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	For or Against Management
ONEOK, INC.	OKE	682680103	22-May-2019	Election of director: Gary D. Parker	Management	Delivered	F	F

ONEOK, INC.	OKE	682680103	22-May-2019	Election of director: Eduardo A. Rodriguez	Management	Delivered	F	F

ONEOK, INC.	OKE	682680103	22-May-2019	Election of director: Terry K. Spencer	Management	Delivered	F	F

ONEOK, INC.	OKE	682680103	22-May-2019	Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of ONEOK, Inc. for the year ending December 31, 2019.	Management	Delivered	F	F

ONEOK, INC.	OKE	682680103	22-May-2019	An advisory vote to approve ONEOK, Inc.’s executive compensation.	Management	Delivered	F	F

ALTUS MIDSTREAM COMPANY	ALTM	02215L100	30-May-2019	DIRECTOR Mark Borer	Management	Delivered	F	F

ALTUS MIDSTREAM COMPANY	ALTM	02215L100	30-May-2019	DIRECTOR Robert W. Bourne	Management	Delivered	F	F

ALTUS MIDSTREAM COMPANY	ALTM	02215L100	30-May-2019	DIRECTOR Clay Bretches	Management	Delivered	F	F

ALTUS MIDSTREAM COMPANY	ALTM	02215L100	30-May-2019	DIRECTOR Staci L. Burns	Management	Delivered	F	F

ALTUS MIDSTREAM COMPANY	ALTM	02215L100	30-May-2019	DIRECTOR C. Doug Johnson	Management	Delivered	F	F

ALTUS MIDSTREAM COMPANY	ALTM	02215L100	30-May-2019	DIRECTOR D. Mark Leland	Management	Delivered	F	F

ALTUS MIDSTREAM COMPANY	ALTM	02215L100	30-May-2019	DIRECTOR Kevin S. McCarthy	Management	Delivered	F	F

ALTUS MIDSTREAM COMPANY	ALTM	02215L100	30-May-2019	DIRECTOR W. Mark Meyer	Management	Delivered	F	F

ALTUS MIDSTREAM COMPANY	ALTM	02215L100	30-May-2019	DIRECTOR Robert S. Purgason	Management	Delivered	F	F

ALTUS MIDSTREAM COMPANY	ALTM	02215L100	30-May-2019	DIRECTOR Ben C. Rodgers	Management	Delivered	F	F

ALTUS MIDSTREAM COMPANY	ALTM	02215L100	30-May-2019	DIRECTOR Jon W. Sauer	Management	Delivered	F	F

ALTUS MIDSTREAM COMPANY	ALTM	02215L100	30-May-2019	Ratification of Ernst & Young LLP as the Company’s Independent Auditors.	Management	Delivered	F	F

ALTUS MIDSTREAM COMPANY	ALTM	02215L100	30-May-2019	Approval of the Company’s Omnibus Compensation Plan.	Management	Delivered	F	F

TARGA RESOURCES CORP.	TRGP	87612G101	30-May-2019	Election of Director: Waters S. Davis, IV	Management	Delivered	F	F

TARGA RESOURCES CORP.	TRGP	87612G101	30-May-2019	Election of Director: Rene R. Joyce	Management	Delivered	F	F

TARGA RESOURCES CORP.	TRGP	87612G101	30-May-2019	Election of Director: Chris Tong	Management	Delivered	F	F

TARGA RESOURCES CORP.	TRGP	87612G101	30-May-2019	Ratification of the selection of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for 2019.	Management	Delivered	F	F

TARGA RESOURCES CORP.	TRGP	87612G101	30-May-2019	Approval, on an advisory basis, of the compensation of the Company’s named executive officers, as disclosed in the proxy statement pursuant to the compensation disclosure rules of the SEC.	Management	Delivered	F	F

EQUITRANS MIDSTREAM CORPORATION	ETRN	294600101	11-Jun-2019	DIRECTOR Vicky A. Bailey	Management	Delivered	F	F

EQUITRANS MIDSTREAM CORPORATION	ETRN	294600101	11-Jun-2019	DIRECTOR Kenneth M. Burke	Management	Delivered	F	F

EQUITRANS MIDSTREAM CORPORATION	ETRN	294600101	11-Jun-2019	DIRECTOR Margaret K. Dorman	Management	Delivered	F	F

EQUITRANS MIDSTREAM CORPORATION	ETRN	294600101	11-Jun-2019	DIRECTOR Thomas F. Karam	Management	Delivered	F	F

EQUITRANS MIDSTREAM CORPORATION	ETRN	294600101	11-Jun-2019	DIRECTOR David L. Porges	Management	Delivered	F	F

EQUITRANS MIDSTREAM CORPORATION	ETRN	294600101	11-Jun-2019	DIRECTOR Norman J. Szydlowski	Management	Delivered	F	F

EQUITRANS MIDSTREAM CORPORATION	ETRN	294600101	11-Jun-2019	DIRECTOR Robert F. Vagt	Management	Delivered	F	F

EQUITRANS MIDSTREAM CORPORATION	ETRN	294600101	11-Jun-2019	To approve, on an advisory basis, the compensation of the Company’s named executive officers for 2018.	Management	Delivered	F	F

EQUITRANS MIDSTREAM CORPORATION	ETRN	294600101	11-Jun-2019	To approve, on an advisory basis, the frequency of future advisory votes on executive compensation.	Management	Delivered	1	F

EQUITRANS MIDSTREAM CORPORATION	ETRN	294600101	11-Jun-2019	To ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for 2019.	Management	Delivered	F	F

PEMBINA PIPELINE CORPORATION	PBA	706327103	25-Jun-2019	DIRECTOR Anne-Marie N. Ainsworth	Management	Delivered	F	F

PEMBINA PIPELINE CORPORATION	PBA	706327103	25-Jun-2019	DIRECTOR Michael H. Dilger	Management	Delivered	F	F

PEMBINA PIPELINE CORPORATION	PBA	706327103	25-Jun-2019	DIRECTOR Randall J. Findlay	Management	Delivered	F	F

PEMBINA PIPELINE CORPORATION	PBA	706327103	25-Jun-2019	DIRECTOR Maureen E. Howe	Management	Delivered	F	F

PEMBINA PIPELINE CORPORATION	PBA	706327103	25-Jun-2019	DIRECTOR Gordon J. Kerr	Management	Delivered	F	F

PEMBINA PIPELINE CORPORATION	PBA	706327103	25-Jun-2019	DIRECTOR David M.B. LeGresley	Management	Delivered	F	F

PEMBINA PIPELINE CORPORATION	PBA	706327103	25-Jun-2019	DIRECTOR Robert B. Michaleski	Management	Delivered	F	F

PEMBINA PIPELINE CORPORATION	PBA	706327103	25-Jun-2019	DIRECTOR Leslie A. O’Donoghue	Management	Delivered	F	F

PEMBINA PIPELINE CORPORATION	PBA	706327103	25-Jun-2019	DIRECTOR Bruce D. Rubin	Management	Delivered	F	F

PEMBINA PIPELINE CORPORATION	PBA	706327103	25-Jun-2019	DIRECTOR Jeffrey T. Smith	Management	Delivered	F	F

PEMBINA PIPELINE CORPORATION	PBA	706327103	25-Jun-2019	DIRECTOR Henry W. Sykes	Management	Delivered	F	F

PEMBINA PIPELINE CORPORATION	PBA	706327103	25-Jun-2019	To appoint KPMG LLP, Chartered Professional Accountants, as the auditors of the Corporation for the ensuing financial year at a remuneration to be fixed by the Board of Directors.	Management	Delivered	F	F

PEMBINA PIPELINE CORPORATION	PBA	706327103	25-Jun-2019	To vote on the continuation of the Corporation’s shareholder rights plan, as more particularly described in the accompanying management information circular.	Management	Delivered	F	F

PEMBINA PIPELINE CORPORATION	PBA	706327103	25-Jun-2019	To vote on the amendment to the Corporation’s Articles of Incorporation to increase the number of authorized Class A preferred shares, as more particularly described in the accompanying management information circular.	Management	Delivered	F	F

PEMBINA PIPELINE CORPORATION	PBA	706327103	25-Jun-2019	To accept the approach to executive compensation as disclosed in the accompanying management proxy circular.	Management	Delivered	F	F

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Salient Midstream & MLP Fund

By:	/s/ Gregory A. Reid
Gregory A. Reid
Principal Executive Officer

Date:	August 20, 2019